Joint Ventures (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets	$ 2,399,596,000	$ 2,466,261,000	$ 152,760,000
Long-Lived Assets	1,868,498,000	1,829,975,000	23,938,000
Current liabilities	555,663,000	748,045,000
Non-current liabilities	1,574,629,000	1,300,723,000	3,643,000
Revenue	2,265,803,000	2,157,323,000	1,939,322,000
Profit (loss) from continuing operations	442,063,000	428,417,000	281,924,000
Other comprehensive income	(486,000)	(4,948,000)	548,000
Comprehensive income	441,577,000	423,469,000	282,472,000
SQM Vitas Spain [Member]
Current assets			1,961,000
Long-Lived Assets			588,000
Current liabilities			11,000
Non-current liabilities			0
Revenue			0
Profit (loss) from continuing operations			342,000
Other comprehensive income			0
Comprehensive income			342,000
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Current assets	28,699,000	31,461,000	43,639,000
Long-Lived Assets	6,098,000	6,656,000	7,399,000
Current liabilities	13,281	15,228,000	26,738,000
Non-current liabilities	0	0	0
Revenue	12,000	13,326,000	16,051,000
Profit (loss) from continuing operations	(1,372,000)	(1,070,000)	(2,744,000)
Other comprehensive income	0	0	0
Comprehensive income	(1,372,000)	(1,070,000)	(2,744,000)
Coromandel SQM India [Member]
Current assets	5,656,000	6,659,000	4,485,000
Long-Lived Assets	852,000	862,000	847,000
Current liabilities	3,050,000	4,205,000	2,334,000
Non-current liabilities	0	53,000	0
Revenue	11,605,000	10,381,000	8,034,000
Profit (loss) from continuing operations	348,000	332,000	870,000
Other comprehensive income	0	0	0
Comprehensive income	348,000	332,000	870,000
SQM Vitas Fzco. [Member]
Current assets	25,489,000	23,699,000	20,896,000
Long-Lived Assets	17,592,000	17,479,000	16,395,000
Current liabilities	2,678,000	2,221,000	1,380,000
Non-current liabilities	0	0	0
Revenue	16,583,000	15,518,000	16,210,000
Profit (loss) from continuing operations	3,561,000	3,003,000	6,916,000
Other comprehensive income	1,000	(9,000)	897,000
Comprehensive income	3,562,000	2,994,000	7,813,000
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Current assets	7,754,000	6,941,000	5,733,000
Long-Lived Assets	114,000	171,000	203,000
Current liabilities	1,533,000	1,152,000	697,000
Non-current liabilities	0	0	0
Revenue	13,004,000	12,631,000	7,553,000
Profit (loss) from continuing operations	377,000	721,000	325,000
Other comprehensive income	0	0	0
Comprehensive income	377,000	721,000	325,000
SQM Vitas Brazil Agroindustria [Member]
Current assets	36,648,000	30,303,000	21,511,000
Long-Lived Assets	7,566,000	8,453,000	8,917,000
Current liabilities	31,808,000	27,752,000	21,085,000
Non-current liabilities	0	0	0
Revenue	82,625,000	60,131,000	63,055,000
Profit (loss) from continuing operations	2,879,000	1,753,000	4,570,000
Other comprehensive income	(1,322,000)	(101,000)	5,690,000
Comprehensive income	1,557,000	1,652,000	10,260,000
SQM Vitas Peru S.A.C. [Member]
Current assets	22,365,000	20,933,000	23,598,000
Long-Lived Assets	7,785,000	8,534,000	8,931,000
Current liabilities	18,996,000	17,380,000	20,333,000
Non-current liabilities	5,966,000	6,126,000	6,231,000
Revenue	28,619,000	35,299,000	36,926,000
Profit (loss) from continuing operations	(550,000)	(216,000)	815,000
Other comprehensive income	0	0	0
Comprehensive income	(550,000)	(216,000)	815,000
SQM Vitas Plantacote B.V [Member]
Current assets	0	679,000
Long-Lived Assets	0	0
Current liabilities	0	10,000
Non-current liabilities	0	0
Revenue	0	0
Profit (loss) from continuing operations	0	(1,000)
Other comprehensive income	0	0
Comprehensive income	0	(1,000)
SQM Vitas Holland B.V. [Member]
Current assets	2,692,000	2,190,000	619,000
Long-Lived Assets	0	669,000	0
Current liabilities	1,000	0	31,000
Non-current liabilities	0	0	0
Revenue	0	0	0
Profit (loss) from continuing operations	(28,000)	(36,000)	(159,000)
Other comprehensive income	0	0	0
Comprehensive income	(28,000)	(36,000)	(159,000)
Minera Exar S.A. [Member]
Current assets		19,277,000
Long-Lived Assets		73,114,000
Current liabilities		38,670
Non-current liabilities		0
Revenue		0
Profit (loss) from continuing operations		(53,000)
Other comprehensive income		0
Comprehensive income		(53,000)
Joint ventures [member]
Current assets	139,604,000	142,142,000	122,442,000
Long-Lived Assets	46,597,000	115,938,000	43,280,000
Current liabilities	79,678,000	106,618,000	72,609,000
Non-current liabilities	6,664,000	6,179,000	6,231,000
Revenue	167,909,000	147,286,000	147,829,000
Profit (loss) from continuing operations	5,242,000	4,433,000	10,935,000
Other comprehensive income	(1,321,000)	(110,000)	6,587,000
Comprehensive income	3,921,000	$ 4,323,000	$ 17,522,000
Pavoni C Spa [Member]
Current assets	10,062,000
Long-Lived Assets	6,490,000
Current liabilities	8,098
Non-current liabilities	698,000
Revenue	15,461,000
Profit (loss) from continuing operations	(79,000)
Other comprehensive income	0
Comprehensive income	(79,000)
Arpa Speciali SRL [Member]
Current assets	0
Long-Lived Assets	0
Current liabilities	0
Non-current liabilities	0
Revenue	0
Profit (loss) from continuing operations	0
Other comprehensive income	0
Comprehensive income	0
Covalent Lithium Pty Ltd [Member]
Current assets	239,000
Long-Lived Assets	100,000
Current liabilities	233
Non-current liabilities	0
Revenue	0
Profit (loss) from continuing operations	106,000
Other comprehensive income	0
Comprehensive income	$ 106,000